Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2012
Contracts in Progress [Abstract]
Schedule of contract cost and recognized income not yet billed and related amounts

Contract cost and recognized income not yet billed and related amounts billed as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Cost incurred on contracts in progress	$932,844	$530,085
Recognized income	132,869	73,414

	1,065,713	603,499
Progress billings and advance payments	(1,012,298)	(587,947)

	$53,415	$15,552

Contract cost and recognized income not yet billed	$89,658	$31,652
Contract billings in excess of cost and recognized income	(36,243)	(16,100)

	$53,415	$15,552